Note 15 - Derivative Financial Instruments (Details Textual) - Interest Rate Swap [Member] $ in Millions	Dec. 31, 2021 USD ($)	Oct. 12, 2021 USD ($)	Apr. 16, 2020 USD ($)	Nov. 28, 2017	Nov. 28, 2016	Oct. 17, 2014 USD ($)
Derivative, Notional Amount	$ 40
Eurobank [Member]
Derivative, Number of Instruments Held, Total						1
Derivative, Notional Amount		$ 10	$ 30			$ 10
Derivative, Average Fixed Interest Rate						1.97%
Derivative, Fixed Interest Rate		1.09%	0.78%	3.55%	0.95%	0.50%